Taxes Payable (Tables)	6 Months Ended
Apr. 30, 2025
Taxes Payable [Abstract]
Schedule of Taxes Payable	Taxes payable comprised of the following:
	April 30,	October 31,
	2025	2024
Value-added tax, net	-	7,352
Other taxes	(4,850)	(11)